One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(e)
                                                File No. 33-11419
                                       1940 Act File No. 811-4997


September 3, 1997



Filed via EDGAR (CIK #0000809821)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-11419
     DELAWARE GROUP EQUITY FUNDS V, INC.-
     RETIREMENT INCOME FUND
     _____________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(e) of the Securities Act of 1933, submitted electronically via the EDGAR system, please find a Supplement dated April 30, 1997 (revised September 3, 1997) to be attached to the Delaware Group Equity Funds V, Inc. - Retirement Income Fund Prospectus dated January 29, 1997.

Very truly yours,


/s/Michael D. Mabry
Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel

                                APRIL 30, 1997
                              (revised September 3, 1997)

                            RETIREMENT INCOME FUND
                            A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 29, 1997

     The following replaces information on page 1 of the Prospectus.

          Representatives of Financial Institutions:
          Nationwide 800-659-2265

     The following supplements the section of the Prospectus entitled Financial
Highlights:

Financial Highlights

     The following unaudited financial highlights for Retirement Income Fund are derived from the unaudited financial statements of Retirement Income
Fund for the period November 30, 1996 (date of initial public offering) through March 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Equity Funds V, Inc.'s Statement of Additional Information.


                               Retirement
                               Income Fund
                                 A Class
                                Unaudited
                               11/30/96(1)
                                 through
                                 3/31/97

Net Asset Value, Beginning of Period . . . .       $8.5000

Income From Investment Operations
Net Investment Income. . . . . .   0.0810
Net Gains (Losses) on Securities
  (both realized and unrealized)   0.8520
     Total From Investment Operations. . . .        0.9330

Less Distributions
Dividends from Net Investment Income . . . .       (0.0430)
Distributions from Capital Gains    none
Returns of Capital . . . . . . .    none
     Total Distributions . . . .  (0.0430)

Net Asset Value, End of Period .  $9.3900



Total Return . . . . . . . . . .  10.89%(2)(3)



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted). . .       $1
Ratio of Expenses to Average Daily Net Assets. . . .         1.05%
Ratio of Expenses to Average Daily Net Assets
  Prior to Expense Limitation. .   2.46%
Ratio of Net Investment Income to Average
  Daily Net Assets . . . . . . .   4.30%
Ratio of Net Investment Income to Average Daily Net Assets
  Prior to Expense Limitation. .   2.89%
Portfolio Turnover Rate. . . . . 188%
Average Commission Rate Paid . .         $0.060

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares.
(3) Total return reflects the expense limitations and waivers of 12b-1 Plan fees referenced under Summary of Expenses in the Prospectus.


                                APRIL 30, 1997
                         (revised September 3, 1997)

                            RETIREMENT INCOME FUND
                              INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 29, 1997

     The following supplements the section of the Prospectus entitled Financial
Highlights:

Financial Highlights

            The following unaudited financial highlights for Retirement Income Fund are derived from the unaudited financial statements of Retirement Income Fund for the period November 30, 1996 (date of initial public offering) through March 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Equity Funds V, Inc.'s Statement of Additional Information.

                        Retirement Income
                              Fund
                          Institutional
                              Class
                            Unaudited
                           11/30/96(1)
                             through
                            3/31/97

Net Asset Value, Beginning of Period . .       $8.5000

Income From Investment Operations
Net Investment Income. . . .   0.1568
Net Gains (Losses) on Securities
    (both realized and unrealized) . . .        0.7662
       Total From Investment Operations.        0.9230

Less Distributions
Dividends from Net Investment Income . .       (0.0430)
Distributions from Capital Gains .   none
Returns of Capital . . . . .   none
       Total Distributions .  (0.0430)

Net Asset Value, End of Period .       $9.3800



Total Return . . . . . . . .  10.89%(2)



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).   $2,217
Ratio of Expenses to Average Daily Net Assets. .         0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation.        2.16%
Ratio of Net Investment Income to Average
    Daily Net Assets . . . .   5.18%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation.        3.77%
Portfolio Turnover Rate. . .   188%
Average Commission Rate Paid $0.060


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus